DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Time Deposits Scheduled Maturities	For time deposits as of December 31, 2012, the scheduled maturities for years ended December 31 are:
(In Thousands)
2013	$46,227
2014	11,270
2015	8,300
2016	2,682
2017	3,992
Total	$72,471